Summary Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2014
Quarterly Financial Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Fiscal 2014
Net sales	$297.0	$438.0	$633.0	$1,043.1
Gross profit	114.5	129.4	148.6	228.7
Impairment of goodwill and other intangible assets	—	—	—	295.6
Net (loss) earnings	(2.4)	(18.3)	(35.1)	(287.4)
Net (loss) earnings available to common stockholders	(5.0)	(22.6)	(39.3)	(291.7)
Basic (loss) earnings per share	$(0.15)	$(0.67)	$(0.92)	$(5.86)
Diluted (loss) earnings per share	$(0.15)	$(0.67)	$(0.92)	$(5.86)

Fiscal 2013
Net sales	$236.9	$248.2	$257.3	$291.7
Gross profit	105.7	102.5	104.2	112.5
Impairment of goodwill and other intangible assets	—	—	—	2.9
Net earnings (loss)	7.6	5.1	3.4	(0.9)
Net earnings (loss) available to common stockholders	7.6	4.3	1.1	(3.2)
Basic earnings (loss) per share	$0.23	$0.13	$0.03	$(0.10)
Diluted earnings (loss) per share	$0.23	$0.13	$0.03	$(0.10)